Derivative Financial Instruments and Risk Management Policies - Sensitivity Analysis Due to Fluctuations in Interest Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Change in interest rate
Increase in interest rate	1.00%
Decrease in interest rate	(1.00%)
Impact on consolidated income statement
Decrease in consolidated income	€ (102)
Increase in consolidated income	88
Impact on consolidated equity
Increase in consolidated equity	317
Decrease in consolidated equity	€ (317)